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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                      REAL
                                     ESTATE
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/04


                           [PIONEER INVESTMENTS LOGO]

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                                1
 Portfolio Summary                                                    2
 Performance Update                                                   3
 Portfolio Management Discussion                                      7
 Schedule of Investments                                             10
 Financial Statements                                                13
 Notes to Financial Statements                                       21
 Trustees, Officers and Service Providers                            27
 Programs and Services for Pioneer Shareowners                       28

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
 U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

 Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

 The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

 While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

 Pioneer Real Estate Shares Welcomes a New Sub-Advisor

 Earlier this year, shareowners voted to approve a sub-advisory agreement with AEW Capital Management, L.P. to manage Pioneer Real Estate Shares. AEW is a premier real estate specialty firm that provides real estate investment advice to public, corporate, union and government pension plans and endowments. We believe that shareowners will benefit from the services of an investment manager focused exclusively on real estate investments.

 Respectfully,

 /s/ Osbert M. Hood

 Osbert M. Hood
 President
 Pioneer Investment Management, Inc.

 Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

                     [TABULAR REPRESENTATION OF PIE CHART]

                   U.S. Common Stocks                  95.9%
                   Temporary Cash Investments           4.1%

 Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

                     [TABULAR REPRESENTATION OF PIE CHART]

                   Office                              17.2%
                   Apartment                           17.2%
                   Regional Mall                       14.9%
                   Industrial                          12.9%
                   Shopping Center                     10.0%
                   Hotel                                8.6%
                   Diversified                          8.2%
                   Self Storage                         4.1%
                   Cash & Cash Equivalents              3.5%
                   Factory Outlet                       2.1%
                   Manufactured Homes                   1.0%
                   Health Care                          0.3%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Simon DeBartolo Group, Inc.      5.92%      6. Catellus Development Corp.     3.92%
 2.  Boston Properties, Inc.          4.94       7. Archstone Communities Trust     3.71
 3.  Equity Residential Property      4.42       8. Starwood Hotels & Resorts       3.53
      Trust
 4.  AvalonBay Communities, Inc.      4.10       9. Vornado Realty Trust            3.27
 5.  ProLogis Trust                   4.05      10. Host Marriott Corp.             3.19

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04      12/31/03
                            $20.60       $19.55

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)          Income       Capital Gains   Capital Gains
                            $0.3500      $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2004)

                  Net Asset    Public Offering
Period              Value          Price*
10 Years           10.91%          10.26%
5 Years            13.31           11.97
1 Year             28.10           20.73

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

                     [TABULAR REPRESENTATION OF LINE CHART]

                                                     Wilshire
                                Pioneer             Real Estate
                              Real Estate            Securities
                                 Shares*               Index
                6/94            $ 9,425              $10,000
                                $ 9,224              $ 9,824
                                $10,341              $11,164
                6/96            $14,111              $15,281
                                $16,896              $18,307
                6/98            $13,554              $15,117
                                $12,917              $14,635
                6/00            $16,702              $19,133
                                $17,949              $21,133
                6/02            $18,597              $21,678
                                $24,785              $29,714
                6/04            $26,553              $31,778

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparisons begin 10/31/93. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04      12/31/03
                            $20.43       $19.40

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)          Income       Capital Gains   Capital Gains
                            $0.2700      $ -             $ -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2004)

                       If            If
Period                Held        Redeemed*
Life-of-Class
(1/31/96)            10.93%        10.93%
5 Years              12.43         12.31
1 Year               27.07         23.07

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines to zero over six years.

                     [TABULAR REPRESENTATION OF LINE CHART]

                                                     Wilshire
                                Pioneer             Real Estate
                              Real Estate            Securities
                                 Shares*               Index
                1/96            $10,000              $10,000
                                $13,481              $13,501
                                $16,023              $16,174
                6/98            $12,761              $13,356
                                $12,065              $12,930
                6/00            $15,504              $16,904
                                $16,499              $18,671
                6/02            $16,968              $19,152
                                $22,448              $26,253
                6/04            $23,947              $28,076

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04      12/31/03
                            $20.46       $19.42

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)          Income       Capital Gains   Capital Gains
                            $0.2700      $ -             $ -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2004)

                       If               If
Period                Held           Redeemed*
Life-of-Class
(1/31/96)            10.95%           10.95%
5 Years              12.50             12.50
1 Year               27.13             27.13

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

                     [TABULAR REPRESENTATION OF LINE CHART]

                                                     Wilshire
                                Pioneer             Real Estate
                              Real Estate            Securities
                                 Shares*               Index
                1/96            $10,000             $10,000
                                $13,476             $13,501
                                $16,019             $16,174
                6/98            $12,754             $13,356
                                $12,064             $12,930
                6/00            $15,493             $16,904
                                $16,520             $18,671
                6/02            $16,981             $19,152
                                $22,475             $26,253
                6/04            $23,985             $28,076

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04      12/31/03
                            $20.57       $19.53

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)          Income       Capital Gains   Capital Gains
                            $0.4100      $ -             $ -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns*
(As of June 30, 2004)

                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/9/98)             8.35%       8.35%
5 Year              13.97       13.97
1 Year              28.84       28.84

* All returns reflect reinvestment of distributions at net asset value.

                     [TABULAR REPRESENTATION OF LINE CHART]

                                                     Wilshire
                                Pioneer             Real Estate
                              Real Estate            Securities
                                 Shares*               Index
                4/98            $10,000              $10,000
                                $ 8,391              $ 8,591
                                $ 8,047              $ 8,317
                6/00            $10,461              $10,873
                                $11,298              $12,010
                6/02            $11,774              $12,319
                                $15,795              $16,887
                6/04            $16,963              $18,059

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparisons begin 4/30/98. The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

Fear of higher interest rates, rising oil prices and the ongoing turmoil in Iraq contributed to volatile markets for the six months ended June 30, which made up the first half or your Fund's fiscal year. In this report, Mathew Troxell of AEW Capital Management, L.P., the Fund's new sub-advisor, discusses the sector's positive returns amidst the shifting economic landscape and his expectations for 2004.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: Given the myriad factors and uncertainty influencing the financial markets over the past six months, investors were presented with a complicated investment environment no matter what their investment strategy. Real estate stocks, like most asset classes, experienced great volatility during the reporting period.

    With evidence suggesting that the U.S. economy was on its way to recovery, the real estate market rose strongly during the first quarter of 2004. However, in early April, the jobs report for March was surprisingly strong and sparked a sell-off in the bond market. Bond investors feared that the economy might be growing too fast and would ignite inflation. Interest rates began to rise, pushing bond prices down. Prices of real estate stocks also fell sharply even though historically they have exhibited a low correlation to bond prices. Rising oil prices and political uncertainty in Iraq further heightened investor concerns. During May and June, real estate investment trusts began to recover and picked up enough positive momentum to regain much of the ground lost in April - ending the six months with relatively strong performance gains.

Q:  How did the Fund perform during the semiannual period?

A: For the six months ended June 30, 2004, the Fund's Class A, B and C shares rose 7.13%, 6.68% and 6.72% at net asset value, respectively. In comparison, the Wilshire Real Estate Securities Index increased 6.96% for the same period. The Fund's performance surpassed the 5.55% average return of the 209 real estate funds tracked by Lipper, Inc. (Lipper is an independent firm that measures mutual fund performance.)

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                             (continued)
--------------------------------------------------------------------------------

Q:  What investments helped performance during the six months?

A: Several holdings contributed positively to the Fund's returns. AvalonBay Communities, one of the Fund's largest holdings, is an apartment/multi-family real estate investment trust (REIT) that has benefited from the expectation of improving fundamentals for apartments. Job growth has been very positive for household formations, especially for young adults who are leaving home for the first time. This demographic group has the highest propensity to rent rather than buy. This stronger renter demand is giving apartment REIT managers, such as AvalonBay, greater pricing flexibility. In addition, rising interest rates should contribute to higher renter demand, because buying a home becomes a more expensive option.

    In the lodging sector, Starwood Hotels and Resorts performed well, particularly in the final two months of the reporting period. Starwood, as well as the sector in general, are benefiting from a recovery in lodging demand, which is directly correlated to the improving economy. Starwood's various hotel and resort properties have experienced consistent, above-average improvement in weekly year-over-year revenue per available room comparisons, which is a widely used measure of demand in the industry.

    Catellus Development, a real estate management and development company, holds a portfolio of high-quality predominately industrial properties generating strong cash flow. This REIT's positive performance was driven, in part, by management's decision to convert to REIT status early in 2004. The heightened investor interest helped it to outperform the benchmark during the six months.

Q:  What investments hurt performance during the six months?

A: We believe that Simon Property Group is a solid company, but after consistently outperforming the real estate market during the multi-year rally through the first quarter of 2004, it, along with other retail names, lagged in the final months of the reporting period. Following the market correction this spring, it began to recover. However, when management announced in late June that it was acquiring Chelsea Property Group (also held by the Fund), investors reacted negatively. We view the proposed merger very

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    positively, because we think Chelsea Property Group, which owns factory outlet shopping centers in Japan as well as in the United States, would add international diversity and a new retail focus to Simon's current portfolio. The definitive merger agreement, which was unanimously approved by each company's board of directors, is subject to approval by Chelsea's shareholders later this year.

    Following disappointing performance last year, Apartment Investment and Management continued to lag the benchmark. This REIT, which owns a diverse portfolio of multi-family apartment complexes, suffered more than its peers as apartment fundamentals proved challenging last year and experienced lower-than-expected fee income and higher-than-expected apartment-turnover-related expenses last year - resulting in a reduced dividend. Even with the greater promise for improving fundamentals, we reduced the position this spring, because we tempered our view of its total return potential.

Q:  What is you outlook for the balance of 2004?

A: We think that the various property types making up the real estate market are generally experiencing improving fundamentals. While real estate earnings typically lag an improvement in fundamentals, hotel and apartment landlords can respond fairly quickly. Should economic growth continue, however, we believe retail landlords will begin to lose the relative advantage they have previously enjoyed. We believe that it will fall to astute stock selection to separate the wheat from the chaff.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                        Value
              COMMON STOCKS - 96.8%
              Hotels, Restaurants & Leisure - 5.3%
              Hotels, Resorts & Cruise Lines - 5.3%
 120,000      Hilton Hotels Corp.*                           $2,239,200
  92,000      Starwood Hotels & Resorts                       4,126,200
                                                             ----------
                                                             $6,365,400
                                                             ----------
              Total Hotels, Restaurants & Leisure            $6,365,400
                                                             ----------
              Diversified Financials - 2.9%
              Diversified Financial Services - 2.9%
 122,000      Brookfield Properties Corp.                    $3,507,500
                                                             ----------
              Total Diversified Financials                   $3,507,500
                                                             ----------
              Real Estate - 88.6%
              Real Estate Management & Development - 3.9%
 186,000      Catellus Development Corp.                     $4,584,900
  13,000      Inland Real Estate Corp.*                         169,130
                                                             ----------
                                                             $4,754,030
                                                             ----------
              Real Estate Investment Trusts - 84.7%
  35,900      Affordable Residential Communities*            $  595,940
  27,021      Alexandria Real Estate Equities, Inc.           1,534,252
  73,400      AMB Property Corp.                              2,541,843
  60,000      Apartment Investment & Management Co.           1,867,800
 148,000      Archstone Communities Trust                     4,340,840
  70,000      Arden Realty Group, Inc.                        2,058,700
  85,000      AvalonBay Communities, Inc.*                    4,804,200
 115,400      Boston Properties, Inc.                         5,779,232
  48,000      Camden Property Trust                           2,198,400
  20,000      Carramerica Realty Corp.                          604,600
  28,000      Chelsea Property Group, Inc.                    1,826,160
  16,000      Corporate Office Properties                       397,600
  94,500      Developers Diversifies Realty Corp.             3,342,465
  96,516      Duke Realty Investments, Inc.                   3,070,174
 127,000      Equity Office Properties Trust                  3,454,400
 174,000      Equity Residential Property Trust               5,173,020
  58,000      Federal Realty Investment Trust                 2,412,220
   9,400      First Potomac Realty Trust*                       180,198
 126,000      General Growth Properties, Inc.                 3,725,820
  10,000      Healthcare Realty Trust, Inc.                     374,800
  39,500      Highwoods Properties, Inc.*                       928,250


10   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                       Value
              Real Estate Investment Trusts (continued)
 302,000      Host Marriott Corp.*                         $  3,732,720
  24,000      iStar Financial, Inc.*                            960,000
   4,000      Kilroy Realty Corp.                               136,400
  86,000      Liberty Property Trust                          3,458,060
  56,500      The Macerich Co.                                2,704,655
  18,000      Manufactured Home Communities, Inc.               597,420
  14,900      Mills Corp.                                       695,830
  42,122      Pan Pacific Retail Properties, Inc.             2,128,003
  88,000      Prentiss Properties Trust                       2,949,760
 144,000      ProLogis Trust                                  4,740,480
  41,500      PS Business Parks, Inc.*                        1,669,960
  73,519      Public Storage, Inc.                            3,382,609
  76,000      Regency Centers Corp.                           3,260,400
  60,000      The Rouse Co.*                                  2,850,000
  44,000      Shurgard Storage Centers, Inc.                  1,645,600
 134,700      Simon DeBartolo Group, Inc.                     6,926,274
  25,600      Strategic Hotel Capital, Inc.*                    376,320
  80,000      Tauban Centers, Inc.                            1,831,200
  61,800      Trizec Properties Inc.                          1,004,868
  76,500      United Dominion Realty Trust                    1,513,170
  67,000      Vornado Realty Trust                            3,826,370
  26,000      Western Resources, Inc.                           813,280
                                                           ------------
                                                           $102,414,293
                                                           ------------
              Total Real Estate                            $107,168,323
                                                           ------------
              TOTAL COMMON STOCKS
              (Cost $90,218,782)                           $117,041,223
                                                           ------------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

 Principal
 Amount                                                                Value
               TEMPORARY CASH INVESTMENTS - 4.1%
               Repurchase Agreement - 4.1%
 $5,000,000    UBS Warburg, Inc., 1.25%, dated 6/30/04, repur-
               chase price of 7/1/04 $5,000,000 plus accrued
               interest on 7/1/04 collateralized by $4,584,000
               U.S. Treasury Bill, 7.0%, 7/15/06                   $  5,000,000
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $5,000,000)                                   $  5,000,000
                                                                   ------------
               TOTAL INVESTMENT IN SECURITIES - 100.9%
               (Cost $95,218,782)(a)(b)                            $122,041,223
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - 0.9%                 $ (1,115,481)
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $120,925,742
                                                                   ============

  * Non-income producing security.
(a) At June 30, 2004 the net unrealized gain on investments
    based on cost for federal income tax purposes of $96,209,701 was as follows:
    Aggregate gross unrealized gain for all investments in
    which there is an excess of value over tax cost                 $26,245,259
    Aggregate gross unrealized loss for all investments in
    which there is an excess of tax cost over value                    (413,737)
                                                                    -----------
    Net unrealized gain                                             $25,831,522
                                                                    ===========
(b) At December 31, 2003, the Fund had a net capital loss carryforward of $3,258,674 of which the following amounts will expire between 2007 and 2008, if not utilized.
    $3,120,189 in 2007
    $138,4859 in 2008
    Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $30,126,980 and $26,431,451, respectively.


12   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $95,218,782)     $122,041,223
  Cash                                                            69,862
  Receivables -
   Investment securities sold                                  3,150,840
   Fund shares sold                                              277,521
   Dividends and interest                                        713,144
  Other                                                              303
                                                            ------------
     Total assets                                           $126,252,893
                                                            ------------
LIABILITIES:
  Payables -
   Investment securities purchased                          $  4,719,682
   Fund shares repurchased                                       362,405
  Due to affiliates                                              184,865
  Accrued expenses                                                60,199
                                                            ------------
     Total liabilities                                      $  5,327,151
                                                            ------------
NET ASSETS:
  Paid-in capital                                           $ 92,818,587
  Accumulated net investment income                              277,597
  Accumulated net realized gain on investments                 1,007,117
  Net unrealized gain on investments                          26,822,441
                                                            ------------
     Total net assets                                       $120,925,742
                                                            ============
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Class A (based on $65,197,978/3,164,541 shares)           $      20.60
                                                            ============
  Class B (based on $34,491,170/1,687,931 shares)           $      20.43
                                                            ============
  Class C (based on $15,991,907/781,465 shares)             $      20.46
                                                            ============
  Class Y (based on $5,244,687/254,918 shares)              $      20.57
                                                            ============
MAXIMUM OFFERING PRICE:
  CLASS A ($20.60 [DIVIDED BY] 94.25%)                      $      21.86
                                                            ============
  CLASS C ($20.46 [DIVIDED BY] 99.00%)                      $      20.67
                                                            ============


The accompanying notes are an integral part of these financial statements.   13

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends                                                $3,062,989
  Interest                                                     34,009
  Income from securities loaned, net                            1,552
                                                           ----------
     Total investment income                                             $3,098,550
                                                                         ----------
EXPENSES:
  Management fees                                          $  479,722
  Transfer agent fees
   Class A                                                    101,224
   Class B                                                     68,429
   Class C                                                     28,604
   Class Y                                                        149
  Distribution fees
   Class A                                                     77,945
   Class B                                                    183,026
   Class C                                                     79,469
  Administrative fees                                          12,081
  Custodian fees                                               11,396
  Registration fees                                            37,305
  Professional fees                                            56,770
  Printing                                                      8,190
  Fees and expenses of nonaffiliated trustees                   3,486
  Miscellaneous                                                 3,534
                                                           ----------
     Total expenses                                                      $1,151,330
                                                                         ----------
     Less fees paid indirectly                                               (1,404)
                                                                         ----------
     Net expenses                                                        $1,149,926
                                                                         ----------
       Net investment income                                             $1,948,624
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $5,251,653
  Change in net unrealized gain on investments                             (201,233)
                                                                         ----------
   Net gain on investments                                               $5,050,420
                                                                         ----------
   Net increase in net assets resulting from operations                  $6,999,044
                                                                         ==========


14   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                             Six Months
                                                                Ended
                                                               6/30/04        Year Ended
                                                             (unaudited)       12/31/03
FROM OPERATIONS:
Net investment income                                       $  1,948,624     $  3,308,535
Net realized gain on investments                               5,251,653        2,065,947
Change in net unrealized gain (loss) on investments             (201,233)      21,707,312
                                                            ------------     ------------
   Net increase in net assets resulting from operations     $  6,999,044     $ 27,081,794
                                                            ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.35 and $0.73 per share, respectively)        $ (1,091,709)    $ (2,136,644)
   Class B ($0.27 and $0.58 per share, respectively)            (497,844)      (1,045,629)
   Class C ($0.27 and $0.61 per share, respectively)            (221,398)        (381,771)
   Class Y ($0.41 and $0.83 per share, respectively)            (103,854)        (204,310)
                                                            ------------     ------------
     Total distributions to shareowners                     $ (1,914,805)    $ (3,768,354)
                                                            ------------     ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 27,958,834     $ 51,343,766
Reinvestment of distributions                                  1,622,211        3,219,823
Cost of shares repurchased                                   (32,190,208)     (43,551,199)
                                                            ------------     ------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                           $ (2,609,163)    $ 11,012,390
                                                            ------------     ------------
   Net increase in net assets                               $  2,475,076     $ 34,325,830
NET ASSETS:
Beginning of period                                          118,450,666       84,124,836
                                                            ------------     ------------
End of period (including accumulated net investment
  income of $277,597 and $243,778, respectively)            $120,925,742     $118,450,666
                                                            ============     ============


The accompanying notes are an integral part of these financial statements.   15

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                    '04 Shares       '04 Amount
                                   (unaudited)       (unaudited)        '03 Shares        '03 Amount
CLASS A
Shares sold                           763,959        $15,445,687         1,558,174       $26,765,266
Reinvestment of distributions          47,182            991,036           111,803         1,941,045
Less shares repurchased              (789,524)       (15,603,155)       (1,462,481)      (24,457,271)
                                     --------        -----------        ----------       -----------
   Net increase                        21,617        $   833,568           207,496       $ 4,249,040
                                     ========        ===========        ==========       ===========
CLASS B
Shares sold                           365,016        $ 7,400,071           832,016       $14,474,777
Reinvestment of distributions          19,295            402,826            47,633           822,408
Less shares repurchased              (620,845)       (11,968,332)         (808,671)      (13,512,675)
                                     --------        -----------        ----------       -----------
   Net increase (decrease)           (236,534)       $(4,165,435)           70,978       $ 1,784,510
                                     ========        ===========        ==========       ===========
CLASS C
Shares sold                           237,119        $ 4,777,571           559,503       $ 9,703,420
Reinvestment of distributions           8,281            172,964            16,894           296,428
Less shares repurchased              (220,005)        (4,241,713)         (309,049)       (5,275,979)
                                     --------        -----------        ----------       -----------
   Net increase                        25,395        $   708,822           267,348       $ 4,723,869
                                     ========        ===========        ==========       ===========
CLASS Y
Shares sold                            16,416        $   335,505            23,449       $   400,303
Reinvestment of distributions           2,643             55,385             9,254           159,942
Less shares repurchased               (19,341)          (377,008)          (17,963)         (305,274)
                                     --------        -----------        ----------       -----------
   Net increase (decrease)               (282)       $    13,882            14,740       $   254,971
                                     ========        ===========        ==========       ===========


16   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                    (unaudited)    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
Net asset value, beginning of period                         $ 19.55       $ 15.30    $ 15.38     $ 15.04     $ 12.18     $ 13.46
                                                             -------       -------    -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                          0.36          0.65       0.57        0.38        0.64        0.65
 Net realized and unrealized gain (loss) on investments         1.04          4.33       0.00(a)     0.70        2.86       (1.28)
                                                             -------       -------    -------     -------     -------     -------
   Net increase (decrease) from investment operations        $  1.40       $  4.98    $  0.57     $  1.08     $  3.50     $ (0.63)
Distributions to shareowners:
 Net investment income                                         (0.35)        (0.73)     (0.65)      (0.74)      (0.50)      (0.60)
 Tax return of capital                                             -             -          -           -       (0.14)      (0.05)
                                                             -------       -------    -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  1.05       $  4.25    $ (0.08)    $  0.34     $  2.86     $ (1.28)
                                                             -------       -------    -------     -------     -------     -------
Net asset value, end of period                               $ 20.60       $ 19.55    $ 15.30     $ 15.38     $ 15.04     $ 12.18
                                                             =======       =======    =======     =======     =======     =======
Total return*                                                   7.13%        33.27%     3.58%        7.47%      29.31%      (4.70)%
Ratio of net expenses to average net assets+                    1.60%**       1.68%     1.67%        1.58%       1.65%       1.69%
Ratio of net investment income to average net assets+           3.60%**       3.81%     3.70%        4.31%       4.56%       4.45%
Portfolio turnover rate                                           47%**         36%       39%          37%         25%         39%
Net assets, end of period (in thousands)                     $65,198       $61,455   $44,904      $39,263     $43,129     $40,113
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.60%**       1.68%     1.67%        1.58%       1.65%       1.83%
 Net investment income                                          3.60%**       3.81%     3.70%        4.31%       4.56%       4.31%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                   1.60%**       1.68%     1.67%        1.57%       1.63%       1.67%
 Net investment income                                          3.60%**       3.81%     3.70%        4.32%       4.58%       4.47%

(a) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                    (unaudited)    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
Net asset value, beginning of period                         $ 19.40      $ 15.17     $ 15.25     $ 14.94     $ 12.11     $ 13.38
                                                             -------      -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.27      $  0.51     $  0.43     $  0.54     $  0.52     $  0.52
 Net realized and unrealized gain (loss) on investments         1.03         4.30        0.02        0.39        2.87       (1.25)
                                                             -------      -------     -------     -------     -------     -------
   Net increase (decrease) from investment operations        $  1.30      $  4.81     $  0.45     $  0.93     $  3.39     $ (0.73)
Distributions to shareowners:
 Net investment income                                         (0.27)       (0.58)      (0.53)      (0.62)      (0.43)      (0.49)
 Tax return of capital                                             -            -           -           -       (0.13)      (0.05)
                                                             -------      -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  1.03      $  4.23     $ (0.08)    $  0.31     $  2.83     $ (1.27)
                                                             -------      -------     -------     -------     -------     -------
Net asset value, end of period                               $ 20.43      $ 19.40     $ 15.17     $ 15.25     $ 14.94     $ 12.11
                                                             =======      =======     =======     =======     =======     =======
Total return*                                                   6.68%       32.30%       2.84%       6.42%      28.50%      (5.45)%
Ratio of net expenses to average net assets+                    2.39%**      2.50%       2.40%       2.36%       2.39%       2.45%
Ratio of net investment income to average net assets+           2.74%**      2.98%       2.90%       3.50%       3.82%       3.75%
Portfolio turnover rate                                           47%**        36%         39%         37%         25%         39%
Net assets, end of period (in thousands)                     $34,491      $37,325     $28,121     $30,699     $35,848     $33,069
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.39%**      2.50%       2.40%       2.36%       2.39%       2.59%
 Net investment income                                          2.74%**      2.98%       2.90%       3.50%       3.82%       3.61%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                   2.39%**      2.50%       2.40%       2.36%       2.38%       2.44%
 Net investment income                                          2.74%**      2.98%       2.90%       3.50%       3.83%       3.76%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                    (unaudited)    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
Net asset value, beginning of period                         $ 19.42       $ 15.20     $15.28     $14.96      $12.12      $13.37
                                                             -------       -------     ------    -------      ------      ------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.27       $  0.52     $ 0.44     $ 0.55      $ 0.51      $ 0.52
 Net realized and unrealized gain (loss) on investments         1.04          4.31       0.00(a)    0.41        2.87       (1.24)
                                                             -------       -------     ------     ------      ------      ------
   Net increase (decrease) from investment operations        $  1.31       $  4.83     $ 0.44     $ 0.96      $ 3.38      $(0.72)
Distributions to shareowners:
 Net investment income                                         (0.27)        (0.61)     (0.52)     (0.64)      (0.42)      (0.48)
 Tax return of capital                                             -             -          -          -       (0.12)      (0.05)
                                                             -------       -------     ------     ------      ------      ------
Net increase (decrease) in net asset value                   $  1.04       $  4.22     $(0.08)    $ 0.32      $ 2.84      $(1.25)
                                                             -------       -------     ------     ------      ------      ------
Net asset value, end of period                               $ 20.46       $ 19.42     $15.20     $15.28      $14.96      $12.12
                                                             =======       =======     ======     ======      ======      ======
Total return*                                                   6.72%        32.35%      2.79%      6.63%      28.42%      (5.41)%
Ratio of net expenses to average net assets+                    2.38%**       2.39%      2.46%      2.28%       2.40%       2.52%
Ratio of net investment income to average net assets+           2.78%**       3.20%      2.95%      3.57%       3.78%       3.63%
Portfolio turnover rate                                           47%**         36%        39%        37%         25%         39%
Net assets, end of period (in thousands)                     $15,992       $14,686     $7,429     $6,136      $6,276      $6,566
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.38%**       2.39%      2.46%      2.28%       2.40%       2.66%
 Net investment income                                          2.78%**       3.20%      2.95%      3.57%       3.78%       3.49%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                   2.38%**       2.39%      2.46%      2.27%       2.38%       2.51%
 Net investment income                                          2.78%**       3.20%      2.95%      3.58%       3.80%       3.64%

(a) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratio with no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/04    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS Y                                                     (unaudited)   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
Net asset value, beginning of period                           $19.53      $15.27      $15.35      $15.01      $12.16      $13.46
                                                               ------      ------      ------      ------      ------      ------
Increase (decrease) from investment operations:
 Net investment income                                         $ 0.41      $ 0.76      $ 0.66      $ 0.63      $ 0.72      $ 0.70
 Net realized and unrealized gain (loss) on investments          1.04        4.33        0.00(a)     0.52        2.84       (1.25)
                                                               ------      ------      ------      ------      ------      ------
   Net increase (decrease) from investment operations          $ 1.45      $ 5.09      $ 0.66      $ 1.15      $ 3.56      $(0.55)
Distributions to shareowners:
 Net investment income                                          (0.41)      (0.83)      (0.74)      (0.81)      (0.55)      (0.70)
 Tax return of capital                                              -           -           -           -       (0.16)      (0.05)
                                                               ------      ------      ------      ------      ------      ------
Net increase (decrease) in net asset value                     $ 1.04      $ 4.26      $(0.08)     $ 0.34      $ 2.85      $(1.30)
                                                               ------      ------      ------      ------      ------      ------
Net asset value, end of period                                 $20.57      $19.53      $15.27      $15.35      $15.01      $12.16
                                                               ======      ======      ======      ======      ======      ======
Total return*                                                    7.40%      34.16%       4.21%       8.00%      29.99%      (4.10)%
Ratio of net expenses to average net assets+                     1.03%**     1.05%       1.10%       1.12%       1.02%       1.10%
Ratio of net investment income to average net assets+            4.14%**     4.47%       4.39%       4.36%       5.16%       5.14%
Portfolio turnover rate                                            47%**       36%         39%         37%         25%         39%
Net assets, end of period (in thousands)                       $5,245      $4,984       $3,671     $2,349      $1,196       $ 907
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.03%**     1.05%       1.10%       1.12%       1.02%       1.24%
 Net investment income                                           4.14%**     4.47%       4.39%       4.36%       5.16%       5.00%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                    1.03%**     1.05%       1.10%       1.11%       1.02%       1.10%
 Net investment income                                           4.14%**     4.47%       4.39%       4.37%       5.16%       5.14%

(a) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
 ** Annualized
  + Ratio with no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

A. Security Valuation

   Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004 there were no securities fair

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

   valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

----------------------------------------------------------------------------
                                                                   2003
----------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income*                                             $3,768,354
   Long-term capital gain                                                -
                                                                ----------
                                                                $3,768,354
                                                                ==========
   Return of capital                                                     -
                                                                ----------
   Total                                                        $3,768,354
                                                                ==========
----------------------------------------------------------------------------

  *Included in the Fund's distributions from 2003 ordinary income is $1,536,017 in excess of investment company taxable income, which, in accordance with applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

----------------------------------------------------------------------------
                                                                    2003
----------------------------------------------------------------------------
  Undistributed ordinary income                                 $         -
  Capital Loss Carryforward                                      (3,258,674)
  Unrealized appreciation                                        26,013,646
                                                                -----------
  Total                                                         $22,754,972
                                                                ===========
----------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

   Prior to June 30, 2004, the Fund has reclassified $19,018 to increase net unrealized gain on investments, $5,057 to increase

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

   accumulated net realized gain on investments and $24,165 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $19,236 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note
   4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

F. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $88,313 was payable to PIM related to management fees, administration fees and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $36,326 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $60,226 in distribution fees payable to PFD at June 30, 2004.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $16,114 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,404 under such arrangements.

6. Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                              1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                           1-800-225-4321

Retirement plans information                                   1-800-622-0176

Telecommunications Device for the Deaf (TDD)                   1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                              1-800-225-4240

Our internet e-mail address                     ask.pioneer@pioneerinvest.com
for general questions about Pioneer only)

Visit our web site:                                      www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[PIONEER INVESTMENTS LOGO]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   16049-00-0804
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.